OTHER CASH FLOW DISCLOSURES - Change in Non-cash Operating Working Capital and Other Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash Flow Statement [Abstract]
Accounts receivable and other current assets (1)	$ 28.5	$ 40.9
Accounts payable	(54.0)	(22.7)
Change in non-cash operating working capital	$ (25.5)	$ 18.2